Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000253970 | Broadcom, Inc.FR_11135FAN1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253970 | U.S. BancorpFR_91159HJH4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253970 | Royal Bank of CanadaFR_780082AD5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253970 | Diamondback Energy, Inc.FR_25278XAM1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253970 | Barclays PLCFR_06738EAN5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253970 | Nomura Holdings, Inc.FR_65535HBG3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | Occidental Petroleum Corp.FR_674599DC6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | Ovintiv, Inc.FR_651290AR9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | Ford Motor Credit Co. LLCFR_345397F81
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | Sands China Ltd.FR_80007RAK1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253970 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000253970 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253970 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253970 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253970 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253970 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253970 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253970 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253970 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253976 | Ford Motor Credit Co. LLCFR_345397D83
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253976 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253976 | General Motors Co.FR_37045VAU4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253976 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MBG9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253976 | Morgan StanleyFR_61747YFP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | JPMorgan Chase & Co.FR_46647PEE2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | Citigroup, Inc.FR_172967NS6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253976 | Deutsche Bank AGFR_251526CV9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253976 | BP Capital Markets America, Inc.FR_10373QBY5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253976 | Santander Holdings USA, Inc.FR_80282KAP1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253976 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000253976 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253976 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253976 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000253976 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253976 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253976 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253976 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253976 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253976 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253977 | Bank of America Corp.FR_06051GLG2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253977 | Jefferies Financial Group, Inc.FR_47233WBM0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253977 | Toyota Motor Corp.FR_892331AQ2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253977 | T-Mobile USA, Inc.FR_87264ADA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253977 | Verizon Communications, Inc.FR_92343VER1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253977 | Wells Fargo & Co.FR_95000U2D4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253977 | Schlumberger Investment SAFR_806854AK1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253977 | Lincoln National Corp.FR_534187BH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253977 | L3Harris Technologies, Inc.FR_502431AM1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253977 | BP Capital Markets America, Inc.FR_10373QAE0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253977 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253977 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253977 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253977 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253977 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253977 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253977 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253977 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253977 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253977 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253978 | Broadcom, Inc.FR_11135FBX8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253978 | Home Depot, Inc.FR_437076DC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253978 | AbbVie, Inc.FR_00287YDS5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253978 | Boston Scientific Corp.FR_101137AX5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | Ford Motor Credit Co. LLCFR_345397ZR7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | John Deere Capital Corp.FR_24422EXT1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | PepsiCo, Inc.FR_713448EL8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253978 | Cisco Systems, Inc.FR_17275RBR2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | GE HealthCare Technologies, Inc.FR_36266GAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | Genuine Parts Co.FR_372460AF2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253978 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253978 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253978 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253978 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253978 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253978 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253978 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253978 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253978 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253978 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253979 | Ford Motor Credit Co. LLCFR_345397B36
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253979 | Philip Morris International, Inc.FR_718172DD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253979 | Energy Transfer LPFR_29273VAT7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253979 | Micron Technology, Inc.FR_595112BQ5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253979 | Broadcom, Inc.FR_11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253979 | Carrier Global Corp.FR_14448CAQ7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253979 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253979 | UnitedHealth Group, Inc.FR_91324PEQ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253979 | Kenvue, Inc.FR_49177JAH5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253979 | Diamondback Energy, Inc.FR_25278XAY5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253979 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253979 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253979 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253979 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253979 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253979 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253979 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253979 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253979 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253979 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253980 | AbbVie, Inc.FR_00287YDT3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253980 | Broadcom, Inc.FR_11135FBY6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253980 | Philip Morris International, Inc.FR_718172DH9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253980 | Extra Space Storage LPFR_30225VAR8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253980 | Micron Technology, Inc.FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253980 | AT&T, Inc.FR_00206RJY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253980 | General Motors Financial Co., Inc.FR_37045XEY8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253980 | T-Mobile USA, Inc.FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253980 | Charles Schwab Corp.FR_808513BS3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253980 | Berry Global, Inc.FR_08576BAB8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253980 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253980 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253980 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253980 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253980 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253980 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253980 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253980 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253980 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253980 | IndustryAgriculture
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253981 | Broadcom, Inc.FR_11135FAS0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253981 | Philip Morris International, Inc.FR_718172CX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253981 | Amazon.com, Inc.FR_023135CR5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | Ford Motor Co.FR_345370DB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253981 | Advanced Micro Devices, Inc.FR_007903BF3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253981 | Warnermedia Holdings, Inc.FR_55903VBC6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253981 | T-Mobile USA, Inc.FR_87264ACQ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253981 | JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARLFR_46590XAP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253981 | Dick's Sporting Goods, Inc.FR_253393AF9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253981 | Verizon Communications, Inc.FR_92343VGN8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253981 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253981 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253981 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253981 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253981 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253981 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253981 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253981 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253981 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253981 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253982 | Philip Morris International, Inc.FR_718172DB2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253982 | Duke Energy Florida LLCFR_26444HAQ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253982 | Micron Technology, Inc.FR_595112CB7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253982 | National Grid PLCFR_636274AE2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253982 | Exelon Corp.FR_30161NBK6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253982 | Southern Co.FR_842587DR5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253982 | Corebridge Financial, Inc.FR_21871XAR0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253982 | ONEOK, Inc.FR_682680BL6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253982 | Vale Overseas Ltd.FR_91911TAR4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253982 | Apollo Global Management, Inc.FR_03769MAA4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253982 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253982 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253982 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253982 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000253982 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253982 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253982 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253982 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253982 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253982 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253983 | General Motors Financial Co., Inc.FR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253983 | Imperial Brands Finance PLCFR_45262BAH6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253983 | AbbVie, Inc.FR_00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253983 | Broadcom, Inc.FR_11135FBL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253983 | DTE Electric Co.FR_23338VAV8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253983 | Southern Co.FR_842587DT1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253983 | Carrier Global Corp.FR_14448CBC7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBY3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253983 | T-Mobile USA, Inc.FR_87264ADF9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253983 | Targa Resources Corp.FR_87612GAF8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253983 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253983 | IndustryOil&Gas
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253983 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253983 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253983 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253983 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253983 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253983 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253983 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253983 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253971 | State Public School Building Authority Revenue, PAFR_85732GXD7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253971 | Grand Rapids Public Schools, General Obligation, MIFR_386280QH7
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253971 | Commonwealth of Pennsylvania, General Obligation, PAFR_70914PZY1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971WS27
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | State of California, General Obligation, CAFR_13063C6T2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | Illinois Finance Authority Revenue, ILFR_45204EHU5
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | City of West Lafayette Sewer Revenue, INFR_953701CS6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | Arcadia Unified School District, General Obligation, CAFR_039069HG7
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | City of Waxahachie, General Obligation, TXFR_944080C24
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | Regional Transportation District Sales Tax Revenue, COFR_759136TJ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253971 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253971 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253971 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253971 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253971 | California
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253971 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253971 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253971 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253971 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253971 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253972 | Virginia Public Building Authority Revenue, VAFR_928172X75
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253972 | North Carolina Turnpike Authority Revenue, NCFR_65830RBL2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253972 | Carmel Local Public Improvement Bond Bank Revenue, INFR_143287GK0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253972 | Valley Park Fire Protection District, General Obligation, MOFR_920053BV6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253972 | New Mexico Hospital Equipment Loan Council Revenue, NMFR_647370HT5
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253972 | Garvey School District, General Obligation, CAFR_366658SD5
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253972 | State of Iowa Board of Regents Revenue, IAFR_46256QPH3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253972 | Village of Elk Grove Village, General Obligation, ILFR_287299LS8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253972 | Village of Rosemont, General Obligation, ILFR_777543WW5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253972 | Build NYC Resource Corp. Revenue, NYFR_12008EMP8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253972 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253972 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253972 | California
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253972 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253972 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253972 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253972 | Iowa
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253972 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253972 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253972 | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253973 | Texas Water Development Board Revenue, TXFR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253973 | Dawson-Boyd Independent School District No. 378, General Obligation, MNFR_239230EA9
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253973 | Hurst-Euless-Bedford Independent School District, General Obligation, TXFR_447819HY2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253973 | Ohio Higher Educational Facility Commission Revenue, OHFR_67756DPX8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253973 | City of Columbus, General Obligation, OHFR_199492H36
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253973 | San Mateo County Community College District, General Obligation, CAFR_799038NA8
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253973 | Lower Colorado River Authority Revenue, TXFR_54811BSA0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253973 | Miami-Dade County Educational Facilities Authority Revenue, FLFR_59333AMT5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253973 | City of Grosse Pointe, General Obligation, MIFR_399064FR0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253973 | Gibraltar School District, General Obligation, MIFR_374730PL7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253973 | Texas
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000253973 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253973 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253973 | California
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253973 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253973 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253973 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253973 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253973 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253973 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253974 | Oregon State Lottery Revenue, ORFR_68607V4W2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253974 | State of Iowa Board of Regents Revenue, IAFR_46256QPK6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253974 | Aubrey Independent School District, General Obligation, TXFR_050195WC6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253974 | State of Ohio Revenue, OHFR_677581GK0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253974 | County of Hamilton Sales Tax Revenue, OHFR_407287MD0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253974 | State of Utah, General Obligation, UTFR_917542WP3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253974 | Vermont Educational & Health Buildings Financing Agency Revenue, VTFR_924166KS9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253974 | Kentucky Economic Development Finance Authority Revenue, KYFR_49126PGR5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253974 | City of Charlotte Airport Revenue, NCFR_161036QA9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253974 | Central Florida Expressway Authority Revenue, FLFR_153476GE0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253974 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253974 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253974 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253974 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253974 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253974 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253974 | Iowa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253974 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253974 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253974 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253975 | New York Transportation Development Corp. Revenue, NYFR_650116ES1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253975 | State of Connecticut Special Tax Revenue, CTFR_207758A29
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253975 | Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OHFR_67766WYU0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253975 | Oklahoma Capitol Improvement Authority Revenue, OKFR_678514BQ2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253975 | Pennsylvania Turnpike Commission Revenue, PAFR_709224ZR3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253975 | Alabama Public School & College Authority Revenue, ALFR_010609FN0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253975 | City of Philadelphia Water & Wastewater Revenue, PAFR_717893Q20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253975 | Tarrant County Cultural Education Facilities Finance Corp. Revenue, TXFR_87638TGD9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253975 | Escambia County Health Facilities Authority Revenue, FLFR_296110FW4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253975 | Chelan County Public Utility District No. 1 Revenue, WAFR_163103VF8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253975 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253975 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253975 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253975 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253975 | California
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253975 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253975 | Washington
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000253975 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253975 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253975 | Hawaii
Holdings [Line Items]
Percent of Net Asset Value	3.50%